Condensed Interim Consolidated Statements of Cash Flows - USD ($)	3 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Operating activities
Net loss for the period	$ (1,071,621)	$ (1,367,800)
Adjustments for:
Amortization of intangible assets	2,761	2,761
Amortization of right-of-use asset	9,277	5,493
Interest on lease liability	1,278	1
Exchange rate differences	4,246	(1,570)
Issuance costs allocated to derivative warrant liabilities		115,046
Depreciation of property and equipment		377
Changes in fair value of derivative warrant liabilities	(514,750)	(155,143)
Share-based compensation	380,738	34,004
Changes in fair value of short-term investments	71,705	(556)
Tax expenses	39,335	201,500
Changes in working capital:
Decrease (increase) in other receivables	(27,221)	93,572
Increase in prepaid expenses	(244,877)	(276,501)
Increase (decrease) in accounts payable and accrued liabilities	84,759	(222,357)
Increase (decrease) in amounts due to / from related parties	(1,065)	109,177
Net cash used in operating activities	(1,265,435)	(1,461,996)
Investing activities
Proceeds from sale of short-term investment (Note 3)	82,960
Changes in restricted cash	(13,498)
Net cash provided by investing activities	69,462
Financing activities
Proceeds from issuance of common shares and warrants, net of issuance costs		1,824,773
Proceeds received from exercise of warrants (Note 6c (ii))	415,086	3,498,032
Repayment of lease liabilities	(10,274)	(6,298)
Net cash provided by financing activities	404,812	5,316,507
Effect of foreign exchange rate changes on cash and cash equivalents	(1,456)	3,723
Net increase (decrease) in cash and cash equivalents	(792,617)	3,858,234
Cash and cash equivalents at beginning of period	6,573,813	5,427,739
Cash and cash equivalents at end of period	5,781,196	9,285,973
Supplementary disclosure of cash flow information:
Cash received as interest	34,178	63,502
Cash paid for taxes	3,555	29,974
Interest on lease liability	1,278	1
Non-cash financing and investing activities
Right of use assets obtained in exchange for lease liabilities		$ 100,818